Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 713
2020	520
2021	448
2022	406
2023	359
2024 and thereafter	1,456
Intangible assets	$ 3,902	$ 5,076